Schedule of key management personnel (Details) - Alps Life Science Inc [Member] - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Fee	$ 79,988	$ 71,811
Salaries and other emoluments	185,871	162,726
Defined contribution plans	20,555	19,255
Total	$ 286,414	$ 253,792